Certain risks and concentration (Details) - Supplier Concentration Risk - Purchases	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Supplier A
Certain risks and concentration
Concentration risk (as on percentage)	22.00%
Supplier B
Certain risks and concentration
Concentration risk (as on percentage)	11.00%
Supplier C
Certain risks and concentration
Concentration risk (as on percentage)		21.00%	17.00%
Supplier D
Certain risks and concentration
Concentration risk (as on percentage)		12.00%
ZMI
Certain risks and concentration
Concentration risk (as on percentage)	0.00%	4.00%	40.00%